RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	34,425,693	33,674,477
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	34,442,575	33,711,407
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,996,561	9,771,492
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	40,438,606	35,995,562
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,996,561	9,771,492
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	4,610,056	2,362,096
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,181,940	7,102,559
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	204,565	306,837
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	9,936,217	9,665,844
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	4,610,056	2,362,096
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,181,940	7,102,559
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	144,221	201,189
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	60,344	105,648
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	60,344	105,648
Sovereign | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,593,978	2,333,070
Sovereign | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,593,978	2,333,070
Other Public Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,112,355	4,509,839
Other Public Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,112,355	4,509,839
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	63,824	72,390
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	143,410	237,537
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	63,824	72,390
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	83,066	157,338
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	60,344	80,199
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,016,078	29,026
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,761	2,520,330
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	61,155	69,300
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,016,078	29,026
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,761	2,520,330
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	$ 61,155	43,851
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		$ 25,449